Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Online game	$ 449,533	$ 395,708	$ 636,846
Online advertising	25,129	39,409	57,832
Cinema advertising	91,419	68,542	42,573
IVAS	14,180	21,726	24,385
Total revenues	580,261	525,385	761,636
Cost of revenues:
Online game	62,774	96,171	156,318
Online advertising	6,660	10,104	11,565
Cinema advertising	84,944	45,959	29,231
IVAS	9,408	13,576	19,647
Total cost of revenues	163,786	165,810	216,761
Gross profit	416,475	359,575	544,875
Operating expenses:
Product development	131,032	121,619	170,605
Sales and marketing (including transactions with related parties of $2,651, $1,039 and $802, respectively)	60,917	56,543	92,355
General and administrative	47,163	50,560	80,269
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	86,882	0	40,324
Total operating expenses	325,994	228,722	383,553
Operating profit	90,481	130,853	161,322
Interest income (including transactions with related parties of $5,360, $11,250 and $22,162, respectively)	32,319	21,490	23,777
Foreign currency exchange gain/(loss)	(5,196)	5,108	2,954
Interest expense (including transactions with related parties of $1,340, $3,727 and $4,372, respectively)	(4,372)	(4,321)	(8,333)
Other income, net	9,374	15,523	64,962
Income before income tax expense	122,606	168,653	244,682
Income tax expense	40,767	21,583	54,055
Net income	81,839	147,070	190,627
Less: Net income/(loss) attributable to non-controlling interest shareholders	(26,995)	2,123	(22,157)
Net income attributable to Changyou.com Limited	108,834	144,947	212,784
Net income	81,839	147,070	190,627
Change in foreign currency translation adjustment (net of tax of nil, nil, and nil, respectively)	68,028	(66,321)	(74,904)
Available-for-sale securities:
Change in unrealized gain/(loss) (net of tax of nil, nil, and nil respectively)	0	0	(1,454)
Less: reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil, respectively)	0	0	1,436
Net change in unrealized gain/(loss) on available-for-sale securities, net of tax	0	0	(18)
Total Other comprehensive income/(loss)	68,028	(66,321)	(74,922)
Comprehensive income	149,867	80,749	115,705
Comprehensive income/(loss) attributable to non-controlling interest shareholders	(26,995)	2,127	(22,176)
Comprehensive income attributable to Changyou.com Limited	176,862	78,622	137,881
Cost of revenues [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	73	31	35
Product development [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	6,163	2,881	5,475
Sales and marketing [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	1,212	572	1,017
General and administrative [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	$ 9,945	$ 4,918	$ 8,497
Ordinary shares [Member]
Available-for-sale securities:
Basic net income per share (in US dollars per share)	$ 1.03	$ 1.39	$ 2.03
Diluted net income per share (in US dollars per share)	$ 1.02	$ 1.36	$ 2.01
Weighted average number of shares outstanding, basic (in shares)	105,188	104,560	104,924
Weighted average number of shares outstanding, diluted (in shares)	106,570	106,278	105,762
ADS [Member]
Available-for-sale securities:
Basic net income per share (in US dollars per share)	$ 2.06	$ 2.78	$ 4.06
Diluted net income per share (in US dollars per share)	$ 2.04	$ 2.72	$ 4.02
Weighted average number of shares outstanding, basic (in shares)	52,594	52,280	52,462
Weighted average number of shares outstanding, diluted (in shares)	53,285	53,139	52,881